Accumulated Other Comprehensive Income/(Loss) (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	$ 1,001
Cumulative effect of change in accounting principle	182,879	171,120
Net change	637	2,624
Ending Balance	1,638
Accumulated other comprehensive income/(loss) (Numeric) [Abstract]
After-tax unrealized losses not related to credit on debt securities	(62)	(126)	(81)	(226)
After-tax gains/(losses) on foreign currency translation	498	(489)
After-tax gains/(losses) on hedges	(471)	464
After-tax gains/(losses) recognized in income on cash flow hedges	112	6
After-tax gains/(losses) representing the net change in derivative cash flow hedges fair value	(99)	171
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Unrealized gains/(losses) on AFS securities [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		(129)
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Translation adjustments, net of hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		0
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Cash flow hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		0
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		0
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Accumulated other comprehensive income/(loss) [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle	0	(129)
Accumulated other comprehensive income/(loss) [Member] | Variable Interest Entity, Primary Beneficiary | Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		129
Accumulated other comprehensive income/(loss) [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	1,001	(91)
Cumulative effect of change in accounting principle	1,638	2,404	1,001	(91)
Net change	637	2,624
Ending Balance	1,638	2,404
Unrealized gains/(losses) on AFS securities [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	2,498	2,032
Net change	770	2,339
Ending Balance	3,268	4,242
Translation adjustments, net of hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	253	(16)
Net change	27	(25)
Ending Balance	280	(41)
Cash flow hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	206	181
Net change	(211)	165
Ending Balance	(5)	346
Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	(1,956)	(2,288)
Net change	51	145
Ending Balance	$ (1,905)	$ (2,143)